N-4	Apr. 21, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	John Hancock Life Insurance Company of New York Separate Account A
Entity Central Index Key	0000884525
Entity Investment Company Type	N-4
Document Period End Date	Apr. 21, 2026
Amendment Flag	false
GIFL Rollover
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES
Are There Charges for Early Withdrawals?
Yes. There are charges for early withdrawals. We reduce your Contract Value and the death proceeds each time you take a withdrawal. We do not change your Benefit Base or Lifetime
Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount.

Are There Transaction Charges?
Yes. In addition to surrender charges (if applicable), you may be charged for the following transactions:
State premium taxes, which currently range from 0.04% to 4.00% of each Purchase Payment
(see “VIII. Charges and Deductions – Premium Taxes”), may also apply to your Contract.
We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.
For more information on transaction charges, please refer to “IV. Fee Tables –Transaction
Expenses” and “VIII. Charges and Deductions – Premium Taxes”.

Are There Ongoing Fees and Expenses?
Yes. In addition any and transaction charges, you will also be subject to certain ongoing fees and expenses, including the cost of optional benefits under the Contract. You should view the
Contract for your applicable rates.
For more information on ongoing fees and expenses, please refer to IV. Fee Tables – Periodic
Fees and Expenses Other Than Portfolio Expenses”.
The table below describes the fees and expenses that you may pay each year, depending on the Investment Options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum Charge	Maximum Charge
	Base Contact Expenses[1]	0.35%	0.35%
	Portfolio Company fees and expenses[2]	0.50%	1.16%
	Guaranteed Income for Life Fee[3]	0.35%	0.65%
	[1]Charge based on average daily assets allocated to the Subaccounts.
	[2]Charge based as a percentage of the Portfolio’s average net assets.
	[3]Amount shown is an annual percentage based on the Benefit Base. We reserve the right to increase the fee on Step-Up. You can opt out of a Step-Up in that case, and can opt in for future Step-Ups.
Because your Contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add charges for early withdrawals or surrender charges that substantially increase costs.

	Lowest Annual Cost $1,056.81	Highest Annual Cost $1,622.84
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of Contract
Classes and Portfolio Company fees and
expenses
●No optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Contract
Classes, optional benefits and Portfolio
Company fees and expenses
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges for Early Withdrawals?
Yes. There are charges for early withdrawals. We reduce your Contract Value and the death proceeds each time you take a withdrawal. We do not change your Benefit Base or Lifetime
Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount.

Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. In addition to surrender charges (if applicable), you may be charged for the following transactions:
State premium taxes, which currently range from 0.04% to 4.00% of each Purchase Payment
(see “VIII. Charges and Deductions – Premium Taxes”), may also apply to your Contract.
We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.
For more information on transaction charges, please refer to “IV. Fee Tables –Transaction
Expenses” and “VIII. Charges and Deductions – Premium Taxes”.

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. In addition any and transaction charges, you will also be subject to certain ongoing fees and expenses, including the cost of optional benefits under the Contract. You should view the
Contract for your applicable rates.
For more information on ongoing fees and expenses, please refer to IV. Fee Tables – Periodic
Fees and Expenses Other Than Portfolio Expenses”.
The table below describes the fees and expenses that you may pay each year, depending on the Investment Options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum Charge	Maximum Charge
	Base Contact Expenses[1]	0.35%	0.35%
	Portfolio Company fees and expenses[2]	0.50%	1.16%
	Guaranteed Income for Life Fee[3]	0.35%	0.65%
	[1]Charge based on average daily assets allocated to the Subaccounts.
	[2]Charge based as a percentage of the Portfolio’s average net assets.
	[3]Amount shown is an annual percentage based on the Benefit Base. We reserve the right to increase the fee on Step-Up. You can opt out of a Step-Up in that case, and can opt in for future Step-Ups.
Because your Contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add charges for early withdrawals or surrender charges that substantially increase costs.

	Lowest Annual Cost $1,056.81	Highest Annual Cost $1,622.84
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of Contract
Classes and Portfolio Company fees and
expenses
●No optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Contract
Classes, optional benefits and Portfolio
Company fees and expenses
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.35%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.35%
Investment Options (of Other Amount) Minimum [Percent]	0.50%
Investment Options (of Other Amount) Maximum [Percent]	1.16%
Optional Benefits Minimum [Percent]	0.35%
Optional Benefits Maximum [Percent]	0.65%
Base Contract (N-4) Footnotes [Text Block]	Charge based on average daily assets allocated to the Subaccounts.
Optional Benefits Footnotes [Text Block]	Amount shown is an annual percentage based on the Benefit Base. We reserve the right to increase the fee on Step-Up. You can opt out of a Step-Up in that case, and can opt in for future Step-Ups.
Investment Options Footnotes [Text Block]	Charge based as a percentage of the Portfolio’s average net assets.
Lowest Annual Cost [Dollars]	$ 1,056.81
Highest Annual Cost [Dollars]	$ 1,622.84
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in this Contract. You bear the investment risk of any
Portfolio you choose as a Variable Investment Option for your Contract.
For more information on risk of loss, please refer to “V. Principal Risks of Investing in the
Contract.”

Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is unsuitable as a short-term savings vehicle because of the substantial Contract-level charges.
Any withdrawal from the Contract may result in surrender charges, taxes, and tax penalties, as applicable.
For more information on the short-term investment risks, please refer to “V. Principal Risks of
Investing in the Contract.”

What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor performance and can vary depending on the performance of the Investment Options available under the Contract. Each such option will have its own unique risks, and you should review these Investment Options before making an investment decision.
For more information on the risks associated with Investment Options, please refer to “V.
Principal Risks of Investing in the Contract.”

What Are the Risks Related to the Insurance Company?
Your investment in the Contract is subject to risks related to John Hancock USA, including that the obligations, guarantees, or benefits are subject to the claims-paying ability of John
Hancock USA. Information about John Hancock USA, including its financial strength ratings, is available upon request from your John Hancock USA representative.
For more information on insurance company risks, please refer to “V. Principal Risks of
Investing in the Contract.”

Investment Restrictions [Text Block]	There are restrictions that may limit the variable Investment Options that you may choose, as well as limitations on the transfer of Contract Value among those Investment Options.Among other things, the Contract allows us to eliminate the shares of a Portfolio or substitute shares of another new or existing Portfolio, subject to applicable legal requirements.Additionally, the Company reserves the right to stop accepting Purchase Payments.For more information on investment and transfer restrictions, please refer to “VII. Description of the Contract.”
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and amounts received under the Contract. There is no additional tax benefit to you if the Contract was purchased through a tax-qualified plan or an individual retirement account (IRA). If we pay out any amount of your Contract Value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the Purchase Payments paid, with any portion not treated as a return of your Purchase Payments subject to ordinary income tax, and may be subject to tax penalties.For more information about tax implications, please refer to “IX. Federal Tax Matters.”
Investment Professional Compensation [Text Block]	Some investment professionals may have received compensation for selling the Contract by means of various commissions and revenue sharing arrangements. An investment professional may have had a financial incentive to offer or recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you already own, and you should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing Contract, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	IV. Fee Tables The following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from a GIFL Rollover Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or when you transfer Contract Value between Investment Options. State premium taxes may also be deducted. Transaction Expenses
John Hancock USA Contracts and John Hancock New York Contracts
Transfer Fee[2](as a percentage of Purchase Payments)[1]	$25
[1]The charge is taken upon withdrawal or surrender on a first-in, first-out basis within the specified period of years measured from the date of each Purchase Payment. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown above. The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated. [2]This fee is not currently assessed against transfers. We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.The following table describes fees and expenses that you pay each year during the time that you own the Contract. This table does not include annual Portfolio operating fees and expenses. Annual Contract Expenses
Administrative Expenses	None
Base Contract Expenses (as a percentage of Separate Account value)	0.35%
Guaranteed Income for Life Fee[2]
Maximum Fee	0.65%
Current Fee	0.35%
[1]Amount shown includes the Mortality and Expense Risks Fee and Administration Fee.[2]Amount shown is an annual percentage based on the Benefit Base. We reserve the right to increase the fee on Step-Up. You can opt out of a Step-Up in that case, and can opt in for future Step-Ups.The next table describes the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable Portfolio expenses if you choose to invest in certain Portfolios. A complete list of the Portfolios available under the Contract, including their annual expenses, maybe found in “Appendix: Portfolios Available Under the Contract” at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (Rule 12b-1 fees) and other expenses)	0.64%	1.16%

Transfer Fee, Current [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	[1]The charge is taken upon withdrawal or surrender on a first-in, first-out basis within the specified period of years measured from the date of each Purchase Payment. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown above. The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated. [2]This fee is not currently assessed against transfers. We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.
Annual Contract Expenses [Table Text Block]
Administrative Expenses	None
Base Contract Expenses (as a percentage of Separate Account value)	0.35%
Guaranteed Income for Life Fee[2]
Maximum Fee	0.65%
Current Fee	0.35%

Administrative Expense, Current [Dollars]	$ 0
Administrative Expense, Footnotes [Text Block]	Amount shown includes the Mortality and Expense Risks Fee and Administration Fee.
Base Contract Expense (of Average Account Value), Current [Percent]	0.35%
Optional Benefit Expense, Footnotes [Text Block]	Amount shown is an annual percentage based on the Benefit Base. We reserve the right to increase the fee on Step-Up. You can opt out of a Step-Up in that case, and can opt in for future Step-Ups.
Annual Portfolio Company Expenses [Table Text Block]	The next table describes the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable Portfolio expenses if you choose to invest in certain Portfolios. A complete list of the Portfolios available under the Contract, including their annual expenses, maybe found in “Appendix: Portfolios Available Under the Contract” at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (Rule 12b-1 fees) and other expenses)	0.64%	1.16%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (Rule 12b-1 fees) and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.64%
Portfolio Company Expenses Maximum [Percent]	1.16%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,218
Surrender Expense, 1 Year, Minimum [Dollars]	1,359
Surrender Expense, 3 Years, Maximum [Dollars]	6,879
Surrender Expense, 3 Years, Minimum [Dollars]	4,228
Surrender Expense, 5 Years, Maximum [Dollars]	11,847
Surrender Expense, 5 Years, Minimum [Dollars]	7,307
Surrender Expense, 10 Years, Maximum [Dollars]	25,661
Surrender Expense, 10 Years, Minimum [Dollars]	16,034
Annuitized Expense, 1 Year, Maximum [Dollars]	2,218
Annuitized Expense, 1 Year, Minimum [Dollars]	1,359
Annuitized Expense, 3 Years, Maximum [Dollars]	6,879
Annuitized Expense, 3 Years, Minimum [Dollars]	4,228
Annuitized Expense, 5 Years, Maximum [Dollars]	11,847
Annuitized Expense, 5 Years, Minimum [Dollars]	7,307
Annuitized Expense, 10 Years, Maximum [Dollars]	25,661
Annuitized Expense, 10 Years, Minimum [Dollars]	16,034
No Surrender Expense, 1 Year, Maximum [Dollars]	2,218
No Surrender Expense, 1 Year, Minimum [Dollars]	1,359
No Surrender Expense, 3 Years, Maximum [Dollars]	6,879
No Surrender Expense, 3 Years, Minimum [Dollars]	4,228
No Surrender Expense, 5 Years, Maximum [Dollars]	11,847
No Surrender Expense, 5 Years, Minimum [Dollars]	7,307
No Surrender Expense, 10 Years, Maximum [Dollars]	25,661
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 16,034
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	V. Principal Risks of Investing in the Contract Risks Associated with Variable Investment Options. The investment performance of any variable Investment Account may be good or bad, and you may lose the entire amount you invest in a Contract. You take all the investment risk for amounts allocated to one or more of the Subaccounts, which invest in Portfolios. The risk varies with each Investment Option. Your Contract Value will increase or decrease based on the investment performance of the variable Investment Accounts you have chosen. The variable Investment Accounts cover a broad spectrum of investment styles and strategies, some variable Investment Accounts are riskier than others. These risks (and potential rewards) are discussed in detail in the prospectuses of the Portfolios. The death benefit may also increase or decrease with investment experience. We do not guarantee the investment results of any Portfolio. An investment in the Annuity is subject to the risk of poor investment performance, including negative investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision. Risks Associated with Managed Volatility Portfolios. During rising markets, the strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Portfolio without the managed volatility strategy. The managed volatility strategy may also suppress the value of the guaranteed Rider benefits. On the other hand, the managed volatility strategy seeks to manage the volatility of returns and limit the magnitude of Portfolio losses during declining markets with high volatility, although there is no guarantee that it will do so. For more information see “VI. General Information About Us, the Separate Accounts and the Portfolios.” Transfer Risk. There is a risk that you will not be able to transfer your Contract’s value from one variable Investment Account to another because of limitations on the dollar amount or frequency of transfers you can make. The limitations on transfers out of the Fixed Investment Option are more restrictive than those that apply to transfers out of variable Investment Accounts. If you purchased certain supplementary benefit Riders you will be subject to special transfer restrictions. To discourage market timing and disruptive trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges. We apply these restrictions uniformly to each class of Contracts. While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long term investors. Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be quite complex. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before making a Purchase Payment or taking other action related to your Contract, please consult with a qualified tax professional with regard to the application of the law to your circumstances. For example, distributions from your Contract are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain. Early Surrender or Withdrawal Risk/Not a Short-Term Investment. The Contract is unsuitable as a short-term savings vehicle because of the substantial Contract-level charges, including the surrender charge, as well as potential adverse tax consequences from such short-term use. Withdrawals could also result in surrender charges, taxes, and tax penalties, as applicable. Therefore, it is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. There are surrender charges assessed if you surrender your Contract before the Maturity Date. Depending on the Contract Value at the time you are considering a surrender, there may be little or no Contract Value payable to you. Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Insurance Company Risks. Your investment in the Contract is subject to risks related to John Hancock USA or John Hancock New York, including that the obligations (including under the fixed account investment option), guarantees, or benefits are subject to the claims-paying ability of John Hancock USA or John Hancock New York. Information about John Hancock USA and John Hancock New York, including their financial strength ratings, are available upon request from your John Hancock representative. Our current financial strength ratings can also be obtained by contacting the Service Office at 1-800-344-1029. Contract Changes Risk. The Contract allows us to eliminate the shares of a Portfolio or substitute shares of another new or existing Portfolio, subject to applicable legal requirements. If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. We accept Additional Purchase Payments for the Contract only in a limited number of circumstances, and you may be unable to make an Additional Purchase Payment. Purchase Payment Risk. We reserve the right to refuse any Purchase Payment and to further limit your ability to make Additional Purchase Payments. If we exercise our right to suspend, reject, and/or place limitations on the acceptance of Additional Purchase Payments, you may be unable to, or limited in your ability to, increase your Contract Value through Additional Purchase Payments and therefore likewise limited in your ability to increase your death benefits and the values of a rider, if any. For more information, see “VII. Description of the Contract – Purchase Payments,” in the Prospectus. Cybersecurity Risks. Our business and operations are highly dependent upon the effective operation of our computer systems and those of our third-party business partners. As a result, there are potential operational and information security risks associated with attack, damage, or unauthorized access to the technologies and systems on which our business depends. These risks include, among other things, the unauthorized access, theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying portfolios, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with the processing of actions taken on your Contract, including the processing of transactions and orders from our website or with the underlying portfolios, impact our ability to calculate unit values or an underlying portfolio to calculate a net asset value, or cause the release and possible destruction of confidential customer or business information. Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the portfolios underlying your policy to lose value. While measures have been implemented that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying portfolios, or our service providers will not suffer losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following table summarizes information about the benefits available under the Contract.
Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Rebalancing Program
Under the asset allocation
rebalancing program, you designate
a percentage allocation of Contract
Value among variable investment
accounts. We automatically transfer
amounts among the variable
investment accounts at intervals you
select (annually, semi- annually,
quarterly, or monthly) to reestablish
your chosen allocation.
		Standard	No charge	●We reserve the right to cease this program after written notice to you. ●Offered in all states.
Income Made Easy Program	Provides payment of an income for the lifetime of the Covered Person.	Optional	No charge	●Requires a GMWB Rider with a Contract. ●Offered in all states.
Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit
If the Owner dies before the Annuity
Commencement Date, the Death
Benefit will be the greater of the
Contract Value or the Minimum
Death Benefit, less any Debt.
If the Annuitant dies during the Pay-
out Period after an Annuity Option
has been selected, and, we make the
remaining guaranteed payments to
the Beneficiary.
		Standard	No charge	We do not make any payments to a Beneficiary if the last surviving Covered Person dies while we are making payments under an Annuity Option providing only for payments for life.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Rebalancing Program
Under the asset allocation
rebalancing program, you designate
a percentage allocation of Contract
Value among variable investment
accounts. We automatically transfer
amounts among the variable
investment accounts at intervals you
select (annually, semi- annually,
quarterly, or monthly) to reestablish
your chosen allocation.
		Standard	No charge	●We reserve the right to cease this program after written notice to you. ●Offered in all states.
Income Made Easy Program	Provides payment of an income for the lifetime of the Covered Person.	Optional	No charge	●Requires a GMWB Rider with a Contract. ●Offered in all states.
Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit
If the Owner dies before the Annuity
Commencement Date, the Death
Benefit will be the greater of the
Contract Value or the Minimum
Death Benefit, less any Debt.
If the Annuitant dies during the Pay-
out Period after an Annuity Option
has been selected, and, we make the
remaining guaranteed payments to
the Beneficiary.
		Standard	No charge	We do not make any payments to a Beneficiary if the last surviving Covered Person dies while we are making payments under an Annuity Option providing only for payments for life.

Optional Benefit Expense, Footnotes [Text Block]	Amount shown is an annual percentage based on the Benefit Base. We reserve the right to increase the fee on Step-Up. You can opt out of a Step-Up in that case, and can opt in for future Step-Ups.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix: Portfolios Available Under the Contract Variable Investment Options. The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time. You can request this information at no cost by calling the phone number on the back cover of this Prospectus or by sending an email request to life_and_annuities_prospectuses@jhancock.com. The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider. The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. Financial Intermediary Variations. Certain broker-dealers or financial intermediaries may impose, limit, or endorse specific Investment Options or features without our knowledge. For example, your investment professional may choose not to recommend a particular Investment Option or policy feature. Additionally, some broker-dealers or financial intermediaries may not endorse—though not prohibit—certain options or features for any of their clients. We will identify any material financial intermediary variation that is known or reasonably available to us without unreasonable effort or expense. At this time, we are not aware of any material variations or deviations in the offering or administration of the Contracts by any financial intermediaries. However, given the breadth of our distribution network, the particular terms of agreements with distribution partners, and frequency of updates and changes made to our Investment Options, we cannot obtain information about every financial intermediary variation—if any exist—without unreasonable effort or expense. You should discuss with your investment professional any limitations, restrictions, or other variations related to the Investment Options, benefits, and/or other features available to you through your investment professional or financial intermediary. If you have questions about any Investment Options, benefits, and/or other features of this Contract, contact our Annuities Service Center.
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To provide a high level of current income consistent with the maintenance of principal and liquidity.	Investment Quality Bond Trust - Series II John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.97%*	6.67	-0.69	2.16
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Lifestyle Balanced Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.99%*	13.81	5.23	6.81
To seek a high level of current income with some consideration given to growth of capital.	Lifestyle Conservative Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.96%*	9.82	1.77	3.95
To seek long-term growth of capital. Current income is also a consideration.	Lifestyle Growth Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	1.01%*	16.51	7.58	8.69
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.	Lifestyle Moderate Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.98%*	12.48	4.05	5.84
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Balanced Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	1.12%	9.51	4.41	5.31
To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Conservative Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	1.10%	8.63	0.76	2.89
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Growth Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	1.16%	10.57	6.05	6.02
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Moderate Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	1.12%	9.06	3.53	4.85
To obtain maximum current income consistent with preservation of principal and liquidity.	Money Market Trust** - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.53%*	3.81	2.82	1.77
To seek to track the performance of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”) (which represents the U.S. investment grade bond market).	Total Bond Market Trust - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.50%*	6.67	-0.91	1.48
The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.	Ultra Short Term Bond Trust - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.87%*	4.02	2.27	1.75
* This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements. ** This Portfolio is no longer accepting Purchase Payments.
Variable Option [Line Items]
Prospectuses Available [Text Block]	Variable Investment Options. The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time. You can request this information at no cost by calling the phone number on the back cover of this Prospectus or by sending an email request to life_and_annuities_prospectuses@jhancock.com. The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider. The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. Financial Intermediary Variations. Certain broker-dealers or financial intermediaries may impose, limit, or endorse specific Investment Options or features without our knowledge. For example, your investment professional may choose not to recommend a particular Investment Option or policy feature. Additionally, some broker-dealers or financial intermediaries may not endorse—though not prohibit—certain options or features for any of their clients. We will identify any material financial intermediary variation that is known or reasonably available to us without unreasonable effort or expense. At this time, we are not aware of any material variations or deviations in the offering or administration of the Contracts by any financial intermediaries. However, given the breadth of our distribution network, the particular terms of agreements with distribution partners, and frequency of updates and changes made to our Investment Options, we cannot obtain information about every financial intermediary variation—if any exist—without unreasonable effort or expense. You should discuss with your investment professional any limitations, restrictions, or other variations related to the Investment Options, benefits, and/or other features available to you through your investment professional or financial intermediary. If you have questions about any Investment Options, benefits, and/or other features of this Contract, contact our Annuities Service Center.
Portfolio Companies [Table Text Block]
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To provide a high level of current income consistent with the maintenance of principal and liquidity.	Investment Quality Bond Trust - Series II John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.97%*	6.67	-0.69	2.16
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Lifestyle Balanced Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.99%*	13.81	5.23	6.81
To seek a high level of current income with some consideration given to growth of capital.	Lifestyle Conservative Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.96%*	9.82	1.77	3.95
To seek long-term growth of capital. Current income is also a consideration.	Lifestyle Growth Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	1.01%*	16.51	7.58	8.69
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.	Lifestyle Moderate Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.98%*	12.48	4.05	5.84
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Balanced Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	1.12%	9.51	4.41	5.31
To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Conservative Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	1.10%	8.63	0.76	2.89
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Growth Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	1.16%	10.57	6.05	6.02
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Moderate Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	1.12%	9.06	3.53	4.85
To obtain maximum current income consistent with preservation of principal and liquidity.	Money Market Trust** - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.53%*	3.81	2.82	1.77
To seek to track the performance of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”) (which represents the U.S. investment grade bond market).	Total Bond Market Trust - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.50%*	6.67	-0.91	1.48
The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.	Ultra Short Term Bond Trust - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.87%*	4.02	2.27	1.75

Temporary Fee Reductions, Current Expenses [Text Block]	This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.
GIFL Rollover | Investment Quality Bond Trust - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide a high level of current income consistent with the maintenance of principal and liquidity.
Portfolio Company Name [Text Block]	Investment Quality Bond Trust - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	6.67%
Average Annual Total Returns, 5 Years [Percent]	(0.69%)
Average Annual Total Returns, 10 Years [Percent]	2.16%
GIFL Rollover | Lifestyle Balanced Portfolio - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Portfolio Company Name [Text Block]	Lifestyle Balanced Portfolio - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.81%
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	6.81%
GIFL Rollover | Lifestyle Conservative Portfolio - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek a high level of current income with some consideration given to growth of capital.
Portfolio Company Name [Text Block]	Lifestyle Conservative Portfolio - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	9.82%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.95%
GIFL Rollover | Lifestyle Growth Portfolio - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek long-term growth of capital. Current income is also a consideration.
Portfolio Company Name [Text Block]	Lifestyle Growth Portfolio - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	16.51%
Average Annual Total Returns, 5 Years [Percent]	7.58%
Average Annual Total Returns, 10 Years [Percent]	8.69%
GIFL Rollover | Lifestyle Moderate Portfolio - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Portfolio Company Name [Text Block]	Lifestyle Moderate Portfolio - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	12.48%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	5.84%
GIFL Rollover | Managed Volatility Balanced Portfolio - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Name [Text Block]	Managed Volatility Balanced Portfolio - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	9.51%
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	5.31%
GIFL Rollover | Managed Volatility Conservative Portfolio - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Name [Text Block]	Managed Volatility Conservative Portfolio - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	8.63%
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	2.89%
GIFL Rollover | Managed Volatility Growth Portfolio - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Name [Text Block]	Managed Volatility Growth Portfolio - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	10.57%
Average Annual Total Returns, 5 Years [Percent]	6.05%
Average Annual Total Returns, 10 Years [Percent]	6.02%
GIFL Rollover | Managed Volatility Moderate Portfolio - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Name [Text Block]	Managed Volatility Moderate Portfolio - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	3.53%
Average Annual Total Returns, 10 Years [Percent]	4.85%
GIFL Rollover | Money Market Trust - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To obtain maximum current income consistent with preservation of principal and liquidity.
Portfolio Company Name [Text Block]	Money Market Trust** - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	3.81%
Average Annual Total Returns, 5 Years [Percent]	2.82%
Average Annual Total Returns, 10 Years [Percent]	1.77%
GIFL Rollover | Total Bond Market Trust - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to track the performance of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”) (which represents the U.S. investment grade bond market).
Portfolio Company Name [Text Block]	Total Bond Market Trust - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	6.67%
Average Annual Total Returns, 5 Years [Percent]	(0.91%)
Average Annual Total Returns, 10 Years [Percent]	1.48%
GIFL Rollover | Ultra Short Term Bond Trust - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Portfolio Company Name [Text Block]	Ultra Short Term Bond Trust - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	1.75%
GIFL Rollover | Standard Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.65%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	If the Owner dies before the Annuity Commencement Date, the Death Benefit will be the greater of the Contract Value or the Minimum Death Benefit, less any Debt. If the Annuitant dies during the Pay-out Period after an Annuity Option has been selected, and, we make the remaining guaranteed payments to the Beneficiary.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.65%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Brief Restrictions / Limitations [Text Block]	We do not make any payments to a Beneficiary if the last surviving Covered Person dies while we are making payments under an Annuity Option providing only for payments for life.
Name of Benefit [Text Block]	Standard Death Benefit
GIFL Rollover | Asset Rebalancing Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Asset Rebalancing Program
Purpose of Benefit [Text Block]	Under the asset allocation rebalancing program, you designate a percentage allocation of Contract Value among variable investment accounts. We automatically transfer amounts among the variable investment accounts at intervals you select (annually, semi- annually, quarterly, or monthly) to reestablish your chosen allocation.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●We reserve the right to cease this program after written notice to you.●Offered in all states.
Name of Benefit [Text Block]	Asset Rebalancing Program
GIFL Rollover | Income Made Easy Program
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Income Made Easy Program
Purpose of Benefit [Text Block]	Provides payment of an income for the lifetime of the Covered Person.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Requires a GMWB Rider with a Contract. ●Offered in all states.
Name of Benefit [Text Block]	Income Made Easy Program
Operation of Benefit [Text Block]	Guaranteed Income for Life Provisions Overview The Contract provides a guaranteed minimum withdrawal benefit. This benefit provides a Lifetime Income Amount, which is available for annual withdrawals starting on a Lifetime Income Date. If you limit your annual withdrawals of Contract Value to the Lifetime Income Amount, we guarantee that we will make the Lifetime Income Amount available to you, as long as you are the Annuitant under the Contract. You may elect, in most cases, to cover the lifetimes of you and your Spouse by selecting a Spousal Lifetime Income Amount benefit. Under the Spousal Lifetime Income Amount benefit, we guarantee that we will make the Lifetime Income Amount available as long as you (the “Annuitant”) or your Spouse (the “co-Annuitant”) remains alive. The Spousal Lifetime Income Amount benefit will end if there is a change in the Contract that removes the co-Annuitant from coverage and the Annuitant subsequently dies. Although the Lifetime Income Amount guarantees a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value before the Annuity Commencement Date. We may reduce the Lifetime Income Amount, however if you take any withdrawal before the Lifetime Income Date, or an Excess Withdrawal in any year after that. We also may increase the Lifetime Income Amount if you make Additional Purchase Payments, or if we step up the Benefit Base to reflect current Contract Value. Determination of the Lifetime Income Date Single Life and Continuation Single Life Lifetime Income Amounts. Under a Single Life or a Continuation Single Life form of Lifetime Income Amount, the earliest Lifetime Income Date is the date we issue your Contract if: • you, the Annuitant, are age 59½ or older at that time; and • you (or your decedent Spouse) were a participant in your employer’s GIFL Retirement Plan and completed the “holding period” requirement for the guaranteed minimum withdrawal benefit we provided for your (or your decedent Spouse’s) account in that plan; and • the amount of your initial Purchase Payment for the Contract does not exceed your GIFL Account Value by more than 20% of the Transferred Benefit Base from the GIFL Retirement Plan. In all other cases, the earliest Lifetime Income Date for a Single Life form of Lifetime Income Amount is the Anniversary Date of your Contract on or next following the date: • you, the Annuitant, are age 59½; and • you complete a holding period of no more than 5 years. We will transfer credit for any completed holding period from your (or your decedent Spouse’s) account with your employer’s GIFL Retirement Plan if the amount of your initial Purchase Payment for the Contract does not exceed your GIFL Account Value by more than 20% of the Transferred Benefit Base from the GIFL Retirement Plan. We will do this by incorporating the earliest Lifetime Income Date under the GIFL Retirement Plan. We may change the earliest Lifetime Income Date if you change a Single Life Lifetime Income Amount to a Spousal Lifetime Income Amount. Please read the following section for more information. Spousal Lifetime Income Amount. Under a Spousal Lifetime Income Amount, the earliest Lifetime Income Date is the date we issue your Contract if: • you, the Annuitant, and your Spouse, the co-Annuitant, are both age 59½ or older at that time; and • you were a participant in your employer’s GIFL Retirement Plan and completed the holding period requirement for the guaranteed minimum withdrawal benefit we provided for your account; and • the amount of your initial Purchase Payment for the Contract does not exceed your GIFL Account Value by more than 20% of the Transferred Benefit Base from the GIFL Retirement Plan. In all other cases, the earliest Lifetime Income Date for a Spousal Lifetime Income Amount is the Anniversary Date of your Contract on or next following the date: • you, the Annuitant, and your Spouse, the co-Annuitant, are both age 59½ or older; and • you complete a holding period of no more than 5 years. We will transfer credit for any completed holding period from your (or your decedent Spouse’s) account with your employer’s GIFL Retirement Plan if your initial Purchase Payment for the Contract does not exceed your GIFL Account Value by more than 20% of the Transferred Benefit Base from the GIFL Retirement Plan. We will do this by incorporating the earliest Lifetime Income Date under the GIFL Retirement Plan. We may change the Lifetime Income Date if you change a Spousal Lifetime Income Amount to a Single Life Lifetime Income Amount. Please read “Choosing a Single Life, Continuation Single Life or a Spousal Lifetime Income Amount,” below, for more information. Deferral of Lifetime Income Date. You may defer a Lifetime Income Date if you defer taking any withdrawals on or after the earliest Lifetime Income Date. If you do, you may continue to change from a Single Life (but not from a Continuation Single Life) to a Spousal Lifetime Income Amount until you take a withdrawal, as described in the following section. We reserve the right to reset the holding period and defer the Lifetime Income Date for up to 5 Contract Years if you make certain Additional Purchase Payments before the Lifetime Income Date. Please see “VII. Description of the Contract – Purchase Payments” for more information. Choosing a Single Life, Continuation Single Life or Spousal Lifetime Income Amount At Issue. You select a Single Life, Continuation Single Life or Spousal form of Lifetime Income Amount when you purchase a Contract. You can select a Single Life Lifetime Income Amount (i.e., 5% of the Benefit Base) if: • you are the Annuitant under the Contract and we did not make any payments under your employer’s GIFL Retirement Plan to you or to any current, former or decedent Spouse of yours that was covered by our Spousal Lifetime Income Amount minimum guaranteed withdrawal benefit; or • you are the Annuitant under the Contract; and • you had established an account in your GIFL Retirement Plan that was covered by a Spousal minimum guaranteed withdrawal benefit, and • you subsequently split and changed it to two “single life” accounts in connection with a divorce or a legal separation; and • you do not include your Spouse as a “co-Annuitant” in the Contract you purchase; and • you are not eligible for a Continuation Single Life Lifetime Income Amount. You can select a Continuation Single Life Lifetime Income Amount (i.e., 4.5% of the Benefit Base) if: • you are the Annuitant under the Contract; and either • you are a surviving Spouse of a former participant under a GIFL Retirement Plan and the beneficiary of a GIFL Retirement Plan account that was covered by a Spousal guarantee; or • you are a former participant under a GIFL Retirement Plan that was covered by a Spousal guarantee and your Spouse has died. You can select a Spousal Lifetime Income Amount if: • you are the Annuitant under the Contract; and • your Spouse is the co-Annuitant under the Contract; and • you did not establish a single-life minimum guaranteed withdrawal benefit in your GIFL Retirement Plan. Before the Lifetime Income Date. You can change a Single Life Lifetime Income Amount designation to a Spousal Lifetime Income Amount designation before the Lifetime Income Date if: • you are the Annuitant under the Contract at the time of change; and • you add your current Spouse as a co-Annuitant to the Contract at the time of change. If you make this change, we will change the Lifetime Income Date if your Spouse is under age 59½ and younger than you. The new Lifetime Income Date will reflect the Contract Anniversary on or immediately following the date your Spouse is 59½ and you have satisfied any remaining holding period under the Contract. You can change a Spousal Lifetime Income Amount designation to a Single Life Lifetime Income Amount designation before the Lifetime Income Date if: • the Lifetime Income Amount had not been determined under your employer’s GIFL Retirement Plan for you or for any former, current or decedent Spouse of yours that was covered by a Spousal Lifetime Income Amount minimum guaranteed withdrawal benefit that we provide; and • you are the Annuitant under the Contract at the time of change and you remove the co-Annuitant from the Contract. If you make any change from a Spousal Lifetime Income Amount and remove the co-Annuitant from the Contract, we will change the Lifetime Income Date if the co-Annuitant is under age 59½ and younger than you. We will determine the new Lifetime Income Date based on your age and any remaining holding period under the Contract. You can change your designation by contacting the Annuities Service Center and completing any forms that we may require. After the Lifetime Income Date. You can change your designation of a Single Life or Spousal Lifetime Income Amount after the Lifetime Income Date only if you defer making any withdrawals on or after that date. If you do, you can change your designation up until the date you take a withdrawal. We describe how to change Lifetime Income Amount designations in the preceding section.
You may select a Spousal Lifetime Income Amount only before you take a withdrawal from the Contract. If you change a
Single Life Lifetime Income Amount to a Spousal Lifetime Income Amount, we will calculate a lower Lifetime Income
Amount (4.5% of the Benefit Base).

Calculation of the Lifetime Income Amount We calculate the Lifetime Income Amount as a percentage of the Benefit Base under your Contract. The Lifetime Income Amount differs between a Single Life, Continuation Single Life and Spousal form of Lifetime Income Amount: • the Single Life Lifetime Income Amount equals 5.0% of the Benefit Base; • the Continuation Single Life Lifetime Income Amount equals 4.5% of the Benefit Base; and • the Spousal Lifetime Income Amount equals 4.5% of the Benefit Base. We issue Contracts with a 4.5% Continuation Single Life Lifetime Income Amount where: • the Annuitant is a surviving Spouse of a former participant under a GIFL Retirement Plan; or • the Annuitant is a former participant under a GIFL Retirement Plan, and has received distributions from that plan that were covered, in whole or in part, by our Spousal Lifetime Income Amount minimum guaranteed withdrawal benefit. We calculate an initial Benefit Base on the date we issue a Contract. We first calculate the Lifetime Income Amount on the earliest Lifetime Income Date. We recalculate and reduce the Benefit Base and Lifetime Income Amount if you take annual withdrawals that exceed the Lifetime Income Amount. We also reduce the Benefit Base if you take any withdrawals before the Lifetime Income Date. We may increase the Lifetime Income Amount if you make Additional Purchase Payments, or if we step up the Benefit Base to reflect current Contract Value. We also may recalculate the Lifetime Income Amount if you defer the earliest Lifetime Income Date and change the form of the Lifetime Income Amount from a Single Life to a Spousal form or vice versa.
We may decrease the Benefit Base to reflect withdrawals. We may increase the Benefit Base to reflect Step-Ups and
Additional Purchase Payments. Any decrease or increase in the Benefit Base will result in a corresponding decrease or increase in the Lifetime Income Amount.

Increases in the Guaranteed Income for Life Feature Impact of Additional Purchase Payments. Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the amount of the Additional Purchase Payment. We reserve the right to reset the holding period and defer the Lifetime Income Date for up to 5 Contract Years if you make certain Additional Purchase Payments before the Lifetime Income Date. Please see “VII. Description of the Contract – Purchase Payments” for more information. On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment to your Contract, subject to the maximum Benefit Base limit of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus: • the excess, if any, of the Additional Purchase Payment over • the amount of your withdrawals reduced by any Purchase Payment since the last time we calculated the Benefit Base (i.e., the last date of a Purchase Payment that we applied to the Benefit Base, the last date we reduced the Benefit Base because of a withdrawal, the last Step-Up Date, or the Lifetime Income Date). If a Purchase Payment increases the Benefit Base after the Lifetime Income Date, we will increase the Lifetime Income Amount. The new Lifetime Income Amount will equal: • (for Single Life Lifetime Income Amounts) 5% of the Benefit Base in effect immediately after the Purchase Payment; or • (for Continuation Single Life and Spousal Lifetime Income Amounts) 4.50% of the Benefit Base in effect immediately after the Purchase Payment. Please read “Calculation of the Lifetime Income Amount,” above, for more information. Step-Ups. On the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary (Step-Up Dates), we compare your Contract Value to the Benefit Base and the Lifetime Income Amount. If the Contract Value on any Step-Up Date is greater than the Benefit Base on that date, we will automatically increase (“step up”) the Benefit Base to equal the Contract Value. We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the corresponding amount that we deduct for the Guaranteed Income for Life guarantee (see “VIII. Charges and Deductions – Guaranteed Income for Life Fee”). The new Lifetime Income Amount will equal: • (for Single Life Lifetime Income Amounts) 5% of the new Benefit Base value after the Step-Up; or • (for Continuation Single Life and Spousal Lifetime Income Amounts) 4.50% of the new Benefit Base value after the Step-Up. Please read “Calculation of the Lifetime Income Amount,” above, for more information. Since the Guaranteed Income for Life fee is a percentage of the Benefit Base, we will increase the amount of the Guaranteed Income for Life fee after a Step-Up to reflect the new Benefit Base. We also reserve the right to increase the rate of the Guaranteed Income for Life fee up to a maximum rate of 0.65%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “VIII. Charges and Deductions – Guaranteed Income for Life Fee”). If you decline the Step-Up, the fee rate will not be increased. If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups. Impact of Withdrawals before the Lifetime Income Date Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the withdrawal amount. If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.
Calculation Method of Benefit [Text Block]	EXAMPLE: Assume that you purchase a Contract through an IRA Rollover when you are 45. (Since you are under age 59½ at time of purchase, the Lifetime Income Date will not occur until the Contract Anniversary following the date you become 59½.) Now assume that in the eighth Contract Year, when you are 53, the Contract Value is $80,000, the Benefit Base is $90,000 and you withdraw $5,000 of Contract Value. In this case, you would reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we would reduce your Benefit Base by the same percentage ($90,000 times 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal would be $90,000 minus $5,625, or $84,375.
GIFL Rollover | Guaranteed Income for Life
Item 10. Benefits Available [Line Items]
Calculation Method of Benefit [Text Block]	Appendix A: Guaranteed Income for Life Examples Examples of the Single Life Lifetime Income Amount Guarantee – 5% of Benefit Base The following examples provide hypothetical illustrations of the benefits provided under Contracts with a Single Life Lifetime Income Amount guarantee. These illustrations show the impact of (a) immediate withdrawal of the Lifetime Income Amount; (b) Additional Purchase Payments; (c) Step-Ups; and (d) Excess Withdrawals. The examples do not reflect Contract fees and charges, Portfolio expenses, or taxes. In each example, we assume the Lifetime Income Amount is 5% of the Benefit Base. The illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown. Example 1a. This example illustrates immediate withdrawal of the Lifetime Income Amount. Assume the Transferred Benefit Base and IRA Rollover amount are each $100,000 when you purchase the Contract and you have five full years of service associated with the Transferred Benefit Base. Also assume that you, the Annuitant, are age 59½ at the time, no Additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken each year, and there are no Step-Ups.
Contract Year	Purchase Payments	Lifetime Income Amount	Withdrawal Taken	Benefit Base on Contract Anniversary
At Issue	$100,000	$5,000[1]	—	$100,000[1]
1	$0	$5,000	$5,000	$100,000
2	$0	$5,000	$5,000	$100,000
3	$0	$5,000	$5,000	$100,000
4	$0	$5,000	$5,000	$100,000
5	$0	$5,000	$5,000	$100,000
6	$0	$5,000	$5,000	$100,000
7	$0	$5,000	$5,000	$100,000
8	$0	$5,000	$5,000	$100,000
9	$0	$5,000	$5,000	$100,000
10	$0	$5,000	$5,000	$100,000
For life of Annuitant	$0	$5,000	$5,000	$100,000
[1]The initial Benefit Base is equal to the initial payment of $100,000. The initial Lifetime Income Amount is equal to 5% of the initial Benefit Base (.05 × $100,000 = $5,000). Example 1b. This example illustrates Additional Purchase Payments. Assume the Transferred Benefit Base and IRA Rollover amount are each $100,000 when you purchase the Contract, the Annuitant’s age is 60 at the time, you make an Additional Purchase Payment of $10,000 during Contract Year 1, and an Additional Purchase Payment of $10,000 in Contract Year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-Up.
Contract Year	Purchase Payments	Benefit Base after Purchase Payment	Lifetime Income Amount after Purchase Payment	Withdrawal Taken	Benefit Base on Contract Anniversary	Lifetime Income Amount on Contract Anniversary
At Issue	$100,000	$100,000	$5,000	—	$100,000	$5,000
1	$10,000[1]	$110,000[1]	$5,500[1]	$5,500	$110,000	$5,500
2	$10,000[2]	$114,500[2]	$5,725[2]	$5,725	$114,500	$5,725
1In this example, there is an Additional Purchase Payment during the first Contract Year following purchase of the Contract. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 × $110,000 = $5,500). [2]In the second year following purchase of the Contract, there is another Additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last recalculation of the Benefit Base, the Benefit Base is increased by the excess of the Purchase Payment over the previous withdrawals ($110,000 + ($10,000 - $5,500) = $114,500). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 × $114,500 = $5,725). Example 1c. This example illustrates the impact of Step-Ups. Assume the Transferred Benefit Base and IRA Rollover amount are each $100,000 when you purchase the Contract and you have five full years of service associated with the Transferred Benefit Base. Also assume that you, the Annuitant, are age 59½ at the time, you make no Additional Purchase Payments, and you take withdrawals equal to the Lifetime Income Amount in Contract Years 1, 2, 3 and 4 following purchase of the Contract. The Benefit Base steps up at the end of Contract Years 1, 2 and 3 following purchase of the Contract.
Contract Year	Lifetime Income Amount	Withdrawal Taken	Hypothetical Contract Value on Contract Anniversary prior to Guaranteed Income for Life Fee	Benefit Base on Contract Anniversary
At Contract issue	$5,000	—	—	$100,000
1	$5,000	$5,000	$102,000	$102,000[1]
2	$5,100[1]	$5,100[1]	$103,460	$103,460
3	$5,173	$5,173	$104,911	$104,911
4	$5,246	$5,246	$93,865[2]	$104,911[2]
5	$5,246	$5,246	$83,378	$104,911
1At the end of Contract Year 1 following purchase of the Contract, the Contract Value in this example, $102,000, is greater than the Benefit Base of $100,000. The Benefit Base will step up to equal the Contract Value of $102,000. The Lifetime Income Amount will equal 5% of the new Benefit Base (.05 × $102,000 = $5,100). [2]At the end of Contract Year 4 following purchase of the Contract, the Contract Value in this example, $93,865, is less than the Benefit Base of $104,911. The Benefit Base will remain at $104,911. Example 1d. This example illustrates Excess Withdrawals. Assume the same Transferred Benefit Base, IRA Rollover amount and withdrawals as example 1b, but with a withdrawal of $10,000 at the end of year 4 following purchase of the Contract.
Contract Year	Lifetime Income Amount	Hypothetical Contract Value prior to Withdrawal	Withdrawal Taken	Hypothetical Contract Value on Contract Anniversary prior to Guaranteed Income for Life Fee	Benefit Base on Contract Anniversary
At Contract issue	$5,000	—	—	—	$100,000
1	$5,000	$107,000	$5,000	$102,000	$102,000
2	$5,100	$108,560	$5,100	$103,460	$103,460
3	$5,173	$110,084	$5,173	$104,911	$104,911
4	$5,246	$99,111	$10,000	$89,111	$94,326[1]
5	$4,716[1]	$84,102	$4,716	$79,386	$94,326
[1]The withdrawal of $10,000 exceeds the Lifetime Income Amount of $5,246. The Benefit Base will be reduced in the same proportion as the Contract Value is reduced by the withdrawal ($104,911 - $104,911 × $10,000 /$99,111 = $104,911 - $10,585 = $94,326). The Lifetime Income Amount will equal 5% of the new Benefit Base (.05 × $94,326 = $4,716). Examples of the Spousal Guaranteed Income for Life Feature The following examples provide hypothetical illustrations of the benefits provided under the Spousal Lifetime Income Amount guarantee. These illustrations show the impact of (a) immediate withdrawal of the Lifetime Income Amount; (b) Additional Purchase Payments; (c) Step-Ups; and (d) Excess Withdrawals. The examples do not reflect Contract fees and charges, Portfolio expenses, or taxes. In each example, we assume the Lifetime Income Amount is 4.5% of the Benefit Base. The illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown. Example 2a. This example illustrates immediate withdrawal of the Lifetime Income Amount. Assume the Transferred Benefit Base and IRA Rollover amount are each $100,000 when you purchase the Contract and you have five full years of service associated with the Transferred Benefit Base. Also assume that you (the Annuitant) and your Spouse (the co-Annuitant) are both age 59½ at the time, you make no Additional Purchase Payments, you take withdrawals equal to the Lifetime Income Amount each year, and there are no Step-Ups.
Contract Year	Purchase Payments	Lifetime Income Amount	Withdrawal Taken	Benefit Base on Contract Anniversary
At Issue	$100,000	$4,500[1]	—	$100,000[1]
1	$0	$4,500	$4,500	$100,000
2	$0	$4,500	$4,500	$100,000
3	$0	$4,500	$4,500	$100,000
4	$0	$4,500	$4,500	$100,000
5	$0	$4,500	$4,500	$100,000
6	$0	$4,500	$4,500	$100,000
7	$0	$4,500	$4,500	$100,000
8	$0	$4,500	$4,500	$100,000
9	$0	$4,500	$4,500	$100,000
10	$0	$4,500	$4,500	$100,000
For the joint life of the Annuitant and co-Annuitant	$0	$4,500	$4,500	$100,000
[1]The initial Benefit Base is equal to the initial payment of $100,000. The initial Lifetime Income Amount is equal to 4.5% of the initial Benefit Base (.045 × $100,000 = $4,500). Example 2b. This example illustrates Additional Purchase Payments. Assume the Transferred Benefit Base and IRA Rollover amount are each $100,000 when you purchase the Contract and you have five full years of service associated with the Transferred Benefit Base. Also assume that you (the Annuitant) and your Spouse (the co-Annuitant) are each over age 60 at the time, you make an Additional Purchase Payment of $10,000 during Contract Year 1 and an Additional Purchase Payment of $10,000 in Contract Year 2 and you take withdrawals at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-Up.
Contract Year	Purchase Payments	Benefit Base after Purchase Payment	Lifetime Income Amount after Purchase Payment	Withdrawal Taken	Benefit Base on Contract Anniversary	Lifetime Income Amount on Contract Anniversary
At Issue	—	$100,000	$4,500	—	$100,000	$4,500
1	$10,000[1]	$110,000[1]	$4,950[1]	$4,950	$110,000	$4,950
2	$10,000[2]	$115,050[2]	$5,177[2]	$5,177	$115,050	$5,177
1In this example, there is an Additional Purchase Payment during the first Contract Year following purchase of the Contract. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 4.50% of the Benefit Base immediately after the Purchase Payment (.0450 × $110,000 = $4,950). [2]In the second year following purchase of the Contract, there is another Additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last recalculation of the Benefit Base, the Benefit Base is increased by the excess of the Purchase Payment over the previous withdrawals ($110,000 + ($10,000 - $4,950) = $115,050). The Lifetime Income Amount is calculated as 4.50% of the Benefit Base immediately after the Purchase Payment (.0450 × $115,050 = $5,177). Example 2c. This example illustrates the impact of Step-Ups. Assume the Transferred Benefit Base and IRA Rollover amount are each $100,000 when you purchase the Contract and you have five full years of service associated with the Transferred Benefit Base. Also assume that you (the Annuitant) and your Spouse (the co-Annuitant) are each over age 59½ at the time, you make no Additional Purchase Payments and you take withdrawals equal to the Lifetime Income Amount in Contract Years 1, 2, 3 and 4 following purchase of the Contract. Also assume that the Contract Value is greater than the Benefit Base so the Benefit Base steps up at the end of Contract Years 1, 2 and 3 following purchase of the Contract.
Contract Year	Lifetime Income Amount	Withdrawal Taken	Hypothetical Contract Value on Contract Anniversary prior to Guaranteed Income for Life Fee	Benefit Base on Contract Anniversary
At issue	$4,500	—	—	$100,000
1	$4,500	$4,500	$102,500	$102,500[1]
2	$4,613[1]	$4,613[1]	$104,483	$104,483
3	$4,702	$4,702	$106,474	$106,474
4	$4,791	$4,791	$95,800[2]	$106,474[2]
5	$4,791	$4,791	$85,663	$106,474
1At the end of Contract Year 1 following purchase of the Contract, the Contract Value in this example, $102,500, is greater than the Benefit Base of $100,000. The Benefit Base will step up to equal the Contract Value of $102,500. The Lifetime Income Amount will equal 4.50% of the new Benefit Base (.045 × $102,500 = $4,613). [2]At the end of Contract Year 4 following purchase of the Contract, the Contract Value in this example, $95,800, is less than the Benefit Base of $106,474. The Benefit Base will remain at $106,474. Example 2d. This example illustrates Excess Withdrawals. Assume the same Transferred Benefit Base, IRA Rollover amount, and withdrawals and Step-Ups for Contract Years 1-3 as example 2b, but with a different withdrawal amount ($10,000) at the end of year 4 following purchase of the Contract.
Contract Year	Lifetime Income Amount after Purchase Payment	Hypothetical Contract Value on Contract Anniversary prior to Withdrawal	Withdrawal Taken	Hypothetical Contract Value on Contract Anniversary prior to Guaranteed Income for Life Fee	Benefit Base on Contract Anniversary
At Issue	$4,500	—	—	—	$100,000
1	$4,500	$107,000	$4,500	$102,500	$102,500
2	$4,613	$109,096	$4,613	$104,483	$104,483
3	$4,702	$111,176	$4,702	$106,474	$106,474
4	$4,791	$100,591	$10,000	$90,591	$95,889[1]
5	$4,315[1]	$85,500	$4,315	$81,185	$95,889
[1]The withdrawal of $10,000 exceeds the Lifetime Income Amount of $4,791. The Benefit Base will be reduced in the same proportion as the Contract Value is reduced by the withdrawal ($106,474 - $106,474 × $10,000 /$100,591 = $106,474 - $10,585 = $95,889). The Lifetime Income Amount will equal 4.55% of the new Benefit Base (.045 × $95,889 = $4,315).
GIFL Rollover | Fixed Annuity Option
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	Fixed Annuity Options. Upon death of the Owner/Annuitant (subject to the distribution of death proceeds (see “Distribution at Death of Annuitant” above), withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option. We determine the amount of each Fixed Annuity payment by applying the portion of the death proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate rate based on the mortality table and assumed interest rate in the Contract. If the rates we are currently using are more favorable to you, we will substitute those rates. If under our current administrative practices we allow you to choose an Annuity Option that is not guaranteed in the Contract, we will use the rates based on current interest and mortality that we are currently offering for other similar options. We guarantee the dollar amount of Fixed Annuity payments. We provide no guaranteed withdrawal benefits once payments begin under an Annuity Option. Determination of Amount of the First Variable Annuity Payment We determine the first Variable Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the rates based on the mortality table and assumed interest rate contained in the Contract. If the table we are currently using is more favorable to you, we will substitute that table. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Annuity Commencement Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes. The longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity payment will be. Annuity Units and the Determination of Subsequent Variable Annuity Payments We will base Variable Annuity payments after the first one on the investment performance of the Investment Options selected after the Annuity Commencement Date. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each Investment Option by the Annuity Unit value of that Investment Option (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Investment Option is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity payment is due, and the resulting amounts for each Investment Option are then totaled to arrive at the amount of the annuity payment to be made. The number of Annuity Units generally remains constant (assuming no transfer is made). We will deduct a pro rata portion of the Contract’s administration fee from each annuity payment. We charge the same Annual Separate Account Expenses during the annuitization period as we do prior to the Annuity Commencement Date. We determine the “net investment factor” for an Annuity Unit in the same manner as we determine the net investment factor for an accumulation unit (see “Value of Accumulation Units” and “Net Investment Factor” earlier in this chapter). The value of an Annuity Unit for each Investment Option for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the corresponding Subaccount for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease. We build a 3% assumed interest rate into the rates in the Contract used to determine the first Variable Annuity payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity payments will not decrease is 3.36%. Transfers after Annuity Commencement Date Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Investment Option to another. You must submit your transfer request to our Annuities Service Center at least 30 days before the due date of the first annuity payment to which your transfer will apply. We will make transfers after the Annuity Commencement Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Option to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Investment Option selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make to four per Contract Year. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law. Distributions upon Death of Annuitant after Annuity Commencement Date If you select an Annuity Option providing for payments for a guaranteed period, and the Annuitant dies after the Annuity Commencement Date, we will make any remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant’s death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.
GIFL Rollover | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract. You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract.For more information on risk of loss, please refer to “V. Principal Risks of Investing in the Contract.”
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
GIFL Rollover | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is unsuitable as a short-term savings vehicle because of the substantial Contract-level charges.Any withdrawal from the Contract may result in surrender charges, taxes, and tax penalties, as applicable.For more information on the short-term investment risks, please refer to “V. Principal Risks of Investing in the Contract.”
GIFL Rollover | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Your investment in the Contract is subject to risks related to John Hancock USA, including that the obligations, guarantees, or benefits are subject to the claims-paying ability of John Hancock USA. Information about John Hancock USA, including its financial strength ratings, is available upon request from your John Hancock USA representative.For more information on insurance company risks, please refer to “V. Principal Risks of Investing in the Contract.”
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risks. Your investment in the Contract is subject to risks related to John Hancock USA or John Hancock New York, including that the obligations (including under the fixed account investment option), guarantees, or benefits are subject to the claims-paying ability of John Hancock USA or John Hancock New York. Information about John Hancock USA and John Hancock New York, including their financial strength ratings, are available upon request from your John Hancock representative. Our current financial strength ratings can also be obtained by contacting the Service Office at 1-800-344-1029.
GIFL Rollover | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk. The Contract allows us to eliminate the shares of a Portfolio or substitute shares of another new or existing Portfolio, subject to applicable legal requirements. If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. We accept Additional Purchase Payments for the Contract only in a limited number of circumstances, and you may be unable to make an Additional Purchase Payment.
GIFL Rollover | Risks Associated with Investment Options
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in this Contract is subject to the risk of poor performance and can vary depending on the performance of the Investment Options available under the Contract. Each such option will have its own unique risks, and you should review these Investment Options before making an investment decision.For more information on the risks associated with Investment Options, please refer to “V. Principal Risks of Investing in the Contract.”
GIFL Rollover | Risks Associated with Variable Investment Options
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks Associated with Variable Investment Options. The investment performance of any variable Investment Account may be good or bad, and you may lose the entire amount you invest in a Contract. You take all the investment risk for amounts allocated to one or more of the Subaccounts, which invest in Portfolios. The risk varies with each Investment Option. Your Contract Value will increase or decrease based on the investment performance of the variable Investment Accounts you have chosen. The variable Investment Accounts cover a broad spectrum of investment styles and strategies, some variable Investment Accounts are riskier than others. These risks (and potential rewards) are discussed in detail in the prospectuses of the Portfolios. The death benefit may also increase or decrease with investment experience. We do not guarantee the investment results of any Portfolio. An investment in the Annuity is subject to the risk of poor investment performance, including negative investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.
GIFL Rollover | Risks Associated with Managed Volatility Portfolios
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks Associated with Managed Volatility Portfolios. During rising markets, the strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Portfolio without the managed volatility strategy. The managed volatility strategy may also suppress the value of the guaranteed Rider benefits. On the other hand, the managed volatility strategy seeks to manage the volatility of returns and limit the magnitude of Portfolio losses during declining markets with high volatility, although there is no guarantee that it will do so. For more information see “VI. General Information About Us, the Separate Accounts and the Portfolios.”
GIFL Rollover | Transfer Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Transfer Risk. There is a risk that you will not be able to transfer your Contract’s value from one variable Investment Account to another because of limitations on the dollar amount or frequency of transfers you can make. The limitations on transfers out of the Fixed Investment Option are more restrictive than those that apply to transfers out of variable Investment Accounts. If you purchased certain supplementary benefit Riders you will be subject to special transfer restrictions. To discourage market timing and disruptive trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges. We apply these restrictions uniformly to each class of Contracts. While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long term investors.
GIFL Rollover | Possible Adverse Tax Consequences
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be quite complex. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before making a Purchase Payment or taking other action related to your Contract, please consult with a qualified tax professional with regard to the application of the law to your circumstances. For example, distributions from your Contract are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain.
GIFL Rollover | Early Surrender or Withdrawal Risk Not a Short-Term Investment
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Surrender or Withdrawal Risk/Not a Short-Term Investment. The Contract is unsuitable as a short-term savings vehicle because of the substantial Contract-level charges, including the surrender charge, as well as potential adverse tax consequences from such short-term use. Withdrawals could also result in surrender charges, taxes, and tax penalties, as applicable. Therefore, it is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. There are surrender charges assessed if you surrender your Contract before the Maturity Date. Depending on the Contract Value at the time you are considering a surrender, there may be little or no Contract Value payable to you.
GIFL Rollover | Cybersecurity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity Risks. Our business and operations are highly dependent upon the effective operation of our computer systems and those of our third-party business partners. As a result, there are potential operational and information security risks associated with attack, damage, or unauthorized access to the technologies and systems on which our business depends. These risks include, among other things, the unauthorized access, theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying portfolios, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with the processing of actions taken on your Contract, including the processing of transactions and orders from our website or with the underlying portfolios, impact our ability to calculate unit values or an underlying portfolio to calculate a net asset value, or cause the release and possible destruction of confidential customer or business information. Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the portfolios underlying your policy to lose value. While measures have been implemented that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying portfolios, or our service providers will not suffer losses affecting your Contract due to cyber-attacks or information security breaches in the future.